General Information (Details) $ in Thousands, ₪ in Millions					6 Months Ended
	Dec. 23, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 28, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 30, 2024 USD ($)	Oct. 07, 2024 USD ($)	Oct. 07, 2024 ILS (₪)	Sep. 08, 2024 USD ($)	Apr. 21, 2024 USD ($)
General Information [Line Items]
Accumulated deficit					$ 151,429
Business combination days					30 days
Bear interest rate	5.00%
Deposit amount								$ 11,000
Loan amount					$ 6,000
Proceeds of loan					6,000
Segregated account amount					2,100
Growth initiatives certain expenses incurred					$ 700
Total amount						$ 690
Business Combination [Member]
General Information [Line Items]
Reimbursement transaction costs									$ 3,810
Transferred to subsidiary’s account		$ 11,000		$ 17,250
Bank Leumi [Member]
General Information [Line Items]
Funds held at Bank Leumi				$ 750
Loan Agreement [Member]
General Information [Line Items]
Principal amount	$ 6,000		$ 6,000
Bear interest rate					5.00%
Nobul BCA [Member]
General Information [Line Items]
Ownership percentage					15.00%
Check Cap [Member]
General Information [Line Items]
Ownership percentage					85.00%
Check Cap [Member]
General Information [Line Items]
Nonrefundable fee payable					$ 1,500
Reimburse expense					1,500
Keystone [Member]
General Information [Line Items]
Nonrefundable fee payable					4,000
Reimburse expense					$ 1,000
Directors [Member]
General Information [Line Items]
Total amount | ₪							₪ 2.5